Quarterly Holdings Report
for
Fidelity Advisor® Small Cap Fund
August 31, 2023
ASCF-NPRT3-1023
1.805747.119
Common Stocks - 99.5%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 2.4%
Entertainment - 0.2%
Vivid Seats, Inc. Class A (a)	467,980	3,398
Interactive Media & Services - 1.5%
Cars.com, Inc. (a)	967,000	18,073
Ziff Davis, Inc. (a)	161,600	10,771
		28,844
Media - 0.4%
TechTarget, Inc. (a)	283,800	8,159
Wireless Telecommunication Services - 0.3%
Gogo, Inc. (a)	578,700	6,568
TOTAL COMMUNICATION SERVICES		46,969
CONSUMER DISCRETIONARY - 11.8%
Automobile Components - 3.5%
Adient PLC (a)	493,200	19,319
Fox Factory Holding Corp. (a)	183,244	20,305
Patrick Industries, Inc.	336,464	28,142
		67,766
Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc. (a)	299,300	9,796
Churchill Downs, Inc.	90,000	11,275
		21,071
Household Durables - 2.2%
Skyline Champion Corp. (a)	271,886	19,377
Tempur Sealy International, Inc.	483,000	22,566
		41,943
Leisure Products - 0.3%
Clarus Corp. (b)	778,238	5,596
Specialty Retail - 3.8%
Academy Sports & Outdoors, Inc.	148,905	8,126
Murphy U.S.A., Inc.	78,000	24,776
Musti Group OYJ	869,693	19,295
Valvoline, Inc.	622,500	21,439
		73,636
Textiles, Apparel & Luxury Goods - 0.9%
Crocs, Inc. (a)(b)	180,321	17,552
TOTAL CONSUMER DISCRETIONARY		227,564
CONSUMER STAPLES - 3.9%
Consumer Staples Distribution & Retail - 3.0%
BJ's Wholesale Club Holdings, Inc. (a)	260,430	17,550
Performance Food Group Co. (a)	409,400	25,436
Sprouts Farmers Market LLC (a)	387,400	15,802
		58,788
Food Products - 0.9%
Nomad Foods Ltd. (a)	919,000	16,854
TOTAL CONSUMER STAPLES		75,642
ENERGY - 4.8%
Energy Equipment & Services - 2.2%
Championx Corp.	669,400	24,159
TechnipFMC PLC	990,700	18,863
		43,022
Oil, Gas & Consumable Fuels - 2.6%
Antero Resources Corp. (a)	728,400	20,155
Denbury, Inc. (a)	81,200	7,436
Hess Midstream LP (b)	335,948	9,709
Magnolia Oil & Gas Corp. Class A	563,700	12,852
		50,152
TOTAL ENERGY		93,174
FINANCIALS - 14.0%
Banks - 5.2%
ConnectOne Bancorp, Inc.	1,060,855	20,284
First Interstate Bancsystem, Inc.	649,600	16,831
Independent Bank Group, Inc.	453,000	19,117
Metropolitan Bank Holding Corp. (a)	265,782	10,581
Pinnacle Financial Partners, Inc.	327,000	21,765
Trico Bancshares	343,200	11,785
		100,363
Capital Markets - 3.4%
Houlihan Lokey	179,600	18,919
Lazard Ltd. Class A	350,600	12,180
LPL Financial	44,800	10,330
Morningstar, Inc.	55,309	12,869
Patria Investments Ltd.	790,260	11,396
		65,694
Consumer Finance - 0.7%
PROG Holdings, Inc. (a)	426,314	14,623
Financial Services - 1.3%
Essent Group Ltd.	487,123	24,463
Insurance - 3.4%
Old Republic International Corp.	725,100	19,831
Primerica, Inc.	124,800	25,080
Selective Insurance Group, Inc.	218,900	21,717
		66,628
TOTAL FINANCIALS		271,771
HEALTH CARE - 13.5%
Biotechnology - 3.9%
Allogene Therapeutics, Inc. (a)	574,300	2,234
Biohaven Ltd.	141,800	2,594
Blueprint Medicines Corp. (a)	114,100	5,689
Celldex Therapeutics, Inc. (a)	69,400	1,936
Cerevel Therapeutics Holdings (a)	195,600	4,636
Cytokinetics, Inc. (a)	219,100	7,655
Day One Biopharmaceuticals, Inc. (a)(b)	130,800	1,764
Exelixis, Inc. (a)	273,500	6,124
Janux Therapeutics, Inc. (a)(b)	171,000	1,881
Keros Therapeutics, Inc. (a)	58,000	2,036
Legend Biotech Corp. ADR (a)	77,800	5,396
PepGen, Inc. (a)	132,100	832
Prelude Therapeutics, Inc. (a)	254,637	950
PTC Therapeutics, Inc. (a)	157,300	6,213
Relay Therapeutics, Inc. (a)(b)	178,800	1,827
Vaxcyte, Inc. (a)	152,800	7,933
Verve Therapeutics, Inc. (a)(b)	239,100	3,077
Viking Therapeutics, Inc. (a)	164,700	2,275
Xenon Pharmaceuticals, Inc. (a)	206,600	8,053
Zentalis Pharmaceuticals, Inc. (a)	88,646	2,354
		75,459
Health Care Equipment & Supplies - 4.0%
Envista Holdings Corp. (a)	493,300	15,795
Haemonetics Corp. (a)	151,800	13,621
Inspire Medical Systems, Inc. (a)	26,900	6,103
Merit Medical Systems, Inc. (a)	184,300	12,031
Neogen Corp. (a)	652,700	15,090
Pulmonx Corp. (a)	481,100	5,032
TransMedics Group, Inc. (a)	156,400	10,265
		77,937
Health Care Providers & Services - 4.0%
Acadia Healthcare Co., Inc. (a)	303,600	23,408
Chemed Corp.	34,600	17,696
Option Care Health, Inc. (a)	318,537	11,095
The Ensign Group, Inc.	248,400	24,895
		77,094
Life Sciences Tools & Services - 0.5%
BioLife Solutions, Inc. (a)	240,100	3,172
Olink Holding AB ADR (a)	185,102	3,060
Quanterix Corp. (a)	132,587	3,553
		9,785
Pharmaceuticals - 1.1%
Arvinas Holding Co. LLC (a)	139,200	3,927
Edgewise Therapeutics, Inc. (a)	277,000	1,731
Intra-Cellular Therapies, Inc. (a)	141,100	7,834
Ventyx Biosciences, Inc. (a)	112,900	3,782
Verona Pharma PLC ADR (a)	173,600	3,373
		20,647
TOTAL HEALTH CARE		260,922
INDUSTRIALS - 21.1%
Aerospace & Defense - 0.8%
V2X, Inc. (a)	320,397	16,119
Building Products - 2.7%
CSW Industrials, Inc. (b)	69,534	12,490
Masonite International Corp. (a)	160,500	16,485
Simpson Manufacturing Co. Ltd.	140,600	22,462
		51,437
Construction & Engineering - 3.2%
EMCOR Group, Inc.	145,800	32,696
Granite Construction, Inc.	235,600	9,728
Sterling Construction Co., Inc. (a)	235,400	19,482
		61,906
Electrical Equipment - 2.3%
Array Technologies, Inc. (a)	755,532	18,790
Atkore, Inc. (a)	96,400	14,843
Thermon Group Holdings, Inc. (a)	376,000	10,332
		43,965
Ground Transportation - 1.0%
TFI International, Inc.	144,100	19,649
Machinery - 2.2%
ITT, Inc.	155,300	15,884
Terex Corp.	446,100	27,038
		42,922
Professional Services - 5.2%
ASGN, Inc. (a)	200,000	16,432
Concentrix Corp.	167,141	13,343
ExlService Holdings, Inc. (a)	622,000	18,181
FTI Consulting, Inc. (a)	49,800	9,254
KBR, Inc.	384,500	23,654
NV5 Global, Inc. (a)	196,380	19,988
		100,852
Trading Companies & Distributors - 3.7%
Applied Industrial Technologies, Inc.	119,300	18,416
Beacon Roofing Supply, Inc. (a)	201,100	16,058
GMS, Inc. (a)	200,418	13,897
Rush Enterprises, Inc. Class A	568,791	23,554
		71,925
TOTAL INDUSTRIALS		408,775
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 1.0%
Extreme Networks, Inc. (a)	694,100	19,053
Electronic Equipment, Instruments & Components - 6.2%
Advanced Energy Industries, Inc.	192,300	22,705
Fabrinet (a)	198,700	31,945
Insight Enterprises, Inc. (a)	219,572	35,151
Napco Security Technologies, Inc. (b)	279,702	6,931
TD SYNNEX Corp.	221,541	22,542
		119,274
IT Services - 1.0%
Endava PLC ADR (a)	156,308	7,643
Perficient, Inc. (a)	197,700	12,611
		20,254
Semiconductors & Semiconductor Equipment - 3.7%
AEHR Test Systems (a)(b)	294,800	15,038
Allegro MicroSystems LLC (a)	220,100	8,419
Axcelis Technologies, Inc. (a)	66,700	12,816
MACOM Technology Solutions Holdings, Inc. (a)	299,800	25,351
Synaptics, Inc. (a)	117,245	10,264
		71,888
Software - 3.1%
Five9, Inc. (a)	111,400	8,062
Intapp, Inc. (a)	309,639	11,336
PROS Holdings, Inc. (a)	350,900	12,583
Rapid7, Inc. (a)	158,900	8,007
Tenable Holdings, Inc. (a)	460,100	20,875
		60,863
Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology, Inc. (a)	422,900	11,275
TOTAL INFORMATION TECHNOLOGY		302,607
MATERIALS - 7.1%
Chemicals - 2.0%
Element Solutions, Inc.	984,500	20,300
The Chemours Co. LLC	277,100	9,427
Tronox Holdings PLC	657,000	8,961
		38,688
Construction Materials - 1.6%
Eagle Materials, Inc.	169,000	31,995
Metals & Mining - 3.5%
Commercial Metals Co.	639,800	36,017
Constellium NV (a)	1,752,900	31,552
		67,569
TOTAL MATERIALS		138,252
REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 3.3%
Essential Properties Realty Trust, Inc.	995,001	23,900
Lamar Advertising Co. Class A	267,700	24,420
Urban Edge Properties	891,500	14,585
		62,905
Real Estate Management & Development - 0.7%
Colliers International Group, Inc.	120,200	13,887
TOTAL REAL ESTATE		76,792
UTILITIES - 1.3%
Gas Utilities - 1.3%
Brookfield Infrastructure Corp. A Shares	665,567	25,857
TOTAL COMMON STOCKS (Cost $1,531,641)		1,928,325

Money Market Funds - 2.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.43% (c)	3,259,155	3,260
Fidelity Securities Lending Cash Central Fund 5.44% (c)(d)	43,605,300	43,610
TOTAL MONEY MARKET FUNDS (Cost $46,870)		46,870

Equity Funds - 0.4%
	Shares	Value ($) (000s)
Small Blend Funds - 0.4%
iShares Russell 2000 Index ETF (b) (Cost $6,374)	35,300	6,658

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $1,584,885)	1,981,853
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(44,096)
NET ASSETS - 100.0%	1,937,757

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	14,942	349,145	360,827	351	-	-	3,260	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	50,384	449,022	455,796	303	-	-	43,610	0.2%
Total	65,326	798,167	816,623	654	-	-	46,870

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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